Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts Receivable, Net
Accounts receivable	$ 5,813	¥ 40,464		¥ 56,493
Allowance for doubtful accounts	(2,879)	(20,040)	$ (2,264)	(15,763)	¥ (21,192)
Total accounts receivable, net	$ 2,934	¥ 20,424		¥ 40,730